FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other comprehensive income:
Net income	$ 18,325	$ 27,113	$ 21,607
Unrealized gain on available-for-sale investments	186
Unrealized gain (loss) available-for-sale securities, tax	0	0	0
Comprehensive income attributable iKang Healthcare Group, Inc.	6,808	27,285	20,849
PARENT COMPANY
Other comprehensive income:
Net income	18,325	27,113	21,607
Other comprehensive income, foreign currency translation adjustment	(11,703)	172	(758)
Unrealized gain on available-for-sale investments	186
Comprehensive income attributable iKang Healthcare Group, Inc.	$ 6,808	$ 27,285	$ 20,849